2024 Public Offering (Details) - USD ($)										1 Months Ended	2 Months Ended		3 Months Ended		12 Months Ended
	Mar. 03, 2025	Dec. 03, 2024	Nov. 30, 2024	Aug. 22, 2024	Aug. 21, 2024	Jun. 11, 2024	Feb. 13, 2024	Feb. 05, 2024	Feb. 13, 2023	Sep. 20, 2024	Mar. 31, 2025	Apr. 06, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 28, 2025
2024 Public Offering [Line Items]
Issuance of common stock								85,311	6,017
Net proceeds received from public offering (in Dollars)								$ 5,400,000	$ 14,000,000
Payment of equity issuance costs (in Dollars)								$ 800,000	$ 1,500,000
Percentage of placement agent cash fee on gross proceeds received								8.00%	8.00%
Placement agent cash fee amount (in Dollars)		$ 325,000	$ 325,000		$ 267,546			$ 500,000	$ 1,200,000
Purchase of shares													125,000		499,215
Net proceeds from sale and issuance of common stock (in Dollars)															$ 12,600,000
Class D Pre-Funded Warrants [Member]
2024 Public Offering [Line Items]
Issuance of common stock								8,029
Purchase price (in Dollars per share)				$ 241,390			$ 123.65	$ 0.0016
Warrants to purchase an aggregate shares of common stock								170,628							77,282
Purchase price, per share (in Dollars per share)															$ 0.0016
Purchase of shares							77,282	77,282
Warrants outstanding
Warrant gross cash proceeds (in Dollars)														$ 127	$ 127
Class D Pre-Funded Warrants [Member] | Common Stock [Member]
2024 Public Offering [Line Items]
Issuance of common stock								77,282
Class D Common Stock Warrant [Member]
2024 Public Offering [Line Items]
Issuance of common stock								2,730,000
Warrants to purchase an aggregate shares of common stock															5,060
Shares issued, price per share (in Dollars per share)								$ 72.48
Purchase price, per share (in Dollars per share)				$ 16	$ 20	$ 38.24		$ 72.4784
Warrants and rights expiration date								Feb. 05, 2029
Warrants outstanding															80,940
Aggregate value of warrants (in Dollars)								$ 6,300,000
Class of warrant exercised					2,548,060
Common stock warrants					159,249
Non cash equity issuance costs (in Dollars)				$ 900,000
Class D Common Stock Warrant [Member] | Subsequent Event [Member]
2024 Public Offering [Line Items]
Purchase price, per share (in Dollars per share)																	$ 3.7596
Two Class C Common Stock Warrant [Member]
2024 Public Offering [Line Items]
Purchase price, per share (in Dollars per share)								$ 72.48
Class C Pre-Funded Warrants [Member]
2024 Public Offering [Line Items]
Issuance of common stock									699
Purchase price (in Dollars per share)							$ 123.65		$ 0.048			$ 33.64
Warrants to purchase an aggregate shares of common stock									13,438						699
Purchase price, per share (in Dollars per share)								$ 72.4784	$ 2,318.352						$ 0.048
Purchase of shares									699			699
Warrants outstanding
Warrant gross cash proceeds (in Dollars)																34
Class D Common Stock Existing Warrants Issued [Member]
2024 Public Offering [Line Items]
Issuance of common stock				2,548,060
Purchase price (in Dollars per share)				$ 3.8											$ 3.8
Warrants to purchase an aggregate shares of common stock				159,249
Purchase of shares				6,312						159,249					159,249
Net proceeds from sale and issuance of common stock (in Dollars)				$ 200,000
Common Stock [Member]
2024 Public Offering [Line Items]
Issuance of common stock														8,029
Warrants to purchase an aggregate shares of common stock																	1,621,463
Purchase price, per share (in Dollars per share)									$ 2,318.4
Common stock issued for services, Shares						653									653
Class E Common Stock Warrants [Member]
2024 Public Offering [Line Items]
Issuance of common stock				5,096,120
Warrants to purchase an aggregate shares of common stock				318,509											64,506
Purchase price, per share (in Dollars per share)		$ 16		$ 16							$ 16		$ 16	$ 16	$ 16
Payment of equity issuance costs (in Dollars)				$ 300,000
Warrants outstanding													64,506		1,032,080
Class of warrant exercised		4,064,040		254,002
Common stock warrants		254,002
Issuance of warrants in exchange price per share (in Dollars per share)					$ 2
Class of warrant aggregate net proceeds from exercise (in Dollars)		$ 3,700,000			$ 3,500,000
Warrants for cash and payment of exercising holders (in Dollars per share)					$ 2
Number of warrants received for the exercising holders					2
Warrants exercisable period					5 years
Common stock aggregate shares					318,509
Net proceeds from sale and issuance of common stock (in Dollars)				$ 3,500,000
Warrant gross cash proceeds (in Dollars)				3,800,000											$ 3,687,918
Non cash equity issuance costs (in Dollars)															4,900,000
Proceeds from Issuance of Warrants (in Dollars)				$ 4,900,000
Class D Common Stock Existing Warrants Modification and Issuance of Class E Common Stock Warrants [Member]
2024 Public Offering [Line Items]
Payment of equity issuance costs (in Dollars)															300,000
Non cash equity issuance costs (in Dollars)															5,200,000
Proceeds from Issuance of Warrants (in Dollars)															$ 5,500,000
Class F Common Stock Warrants [Member]
2024 Public Offering [Line Items]
Issuance of common stock		4,064,040											191,503
Warrants to purchase an aggregate shares of common stock		254,002									383,005		383,005
Purchase price, per share (in Dollars per share)		$ 16									$ 16		$ 16	16
Purchase of shares											383,005
Common stock warrants											62,500		62,500
Number of warrants received for the exercising holders		2
Warrants exercisable period		2 years
Common stock aggregate shares		254,002
Non cash equity issuance costs (in Dollars)		$ 4,100,000
Proceeds from Issuance of Warrants (in Dollars)		$ 4,100,000
Class F Common Stock Warrants [Member] | Subsequent Event [Member]
2024 Public Offering [Line Items]
Issuance of common stock	3,064,040
Warrants to purchase an aggregate shares of common stock	383,006
Class G Common Stock Warrants [Member]
2024 Public Offering [Line Items]
Issuance of common stock		6,096,060
Warrants to purchase an aggregate shares of common stock		381,004															381,004
Purchase price, per share (in Dollars per share)		$ 16									$ 3.7596		$ 3.7596	$ 3.7596	$ 3.7596
Warrants exercisable period		5 years
Common stock aggregate shares		381,004
Non cash equity issuance costs (in Dollars)		$ 2,100,000
Proceeds from Issuance of Warrants (in Dollars)		2,100,000
Class G Common Stock Warrants [Member] | Subsequent Event [Member]
2024 Public Offering [Line Items]
Warrants to purchase an aggregate shares of common stock																	1,621,463
Purchase price, per share (in Dollars per share)																	$ 3.7596
Class F Common Stock Warrants and Class G Common Stock Warrants [Member]
2024 Public Offering [Line Items]
Payment of equity issuance costs (in Dollars)		400,000													$ 400,000
Net proceeds from sale and issuance of common stock (in Dollars)		3,700,000
Warrant gross cash proceeds (in Dollars)		$ 4,100,000
Non cash equity issuance costs (in Dollars)															6,200,000
Proceeds from Issuance of Warrants (in Dollars)															$ 6,500,000